Expense Example, No Redemption - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor China Region Fund - Class A
Expense Example, No Redemption:
1 Year	$ 692
3 Years	940
5 Years	1,207
10 Years	1,967
Fidelity Advisor China Region Fund - Class C
Expense Example, No Redemption:
1 Year	200
3 Years	618
5 Years	1,062
10 Years	2,102
Fidelity Advisor China Region Fund - Class M
Expense Example, No Redemption:
1 Year	494
3 Years	799
5 Years	1,125
10 Years	2,046
Fidelity Advisor China Region Fund - Class I
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
Fidelity Advisor China Region Fund - Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002